INCOME TAX (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
INCOME TAX
Schedule Of Provision For Income Taxes
	Three months ended March 31,
	2022	2021

Loss before income taxes	$(4,380)	$(17,805)
Statutory income tax rate	16.5%	16.5%
Income tax expense at statutory rate	(723)	(2,938)
Tax adjustments	723	2,938
Income tax expense	$-	$-

	Years ended December 31,
	2021	2020

Loss before income taxes	$(73,353)	$(5,687)
Statutory income tax rate	16.5%	16.5%
Income tax expense at statutory rate	(12,103)	(938)
Tax effect of non-taxable items	(1,059)	(3,936)
Net operating loss	13,162	4,874
Income tax expense	$-	$-

Schedule Of Deferred Tax Assets
	March 31, 2022	December 31, 2021
Deferred tax assets:
Net operating loss carryforwards
- United States	$981,882	$978,905
- Hong Kong	34,987	34,270
- Singapore	388	231
	1,017,257	1,013,406
Less: valuation allowance	(1,017,257)	(1,013,406)
Deferred tax assets, net	$-	$-

The following table sets forth the significant components of the deferred tax assets of the Company as of December 31, 2021 and 2020:

	As of December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards
- United States	$978,905	$1,034,188
- Hong Kong	34,270	21,108
- Singapore	231	82
	1,013,406	1,055,378
Less: valuation allowance	(1,013,406)	(1,055,378)
Deferred tax assets, net	$-	$-

Summary Of Loss Before Income Taxes

Income (loss) before income taxes within or outside the United States are shown below:

	Years ended December 31,
	2021	2020

Domestic	$(211,004)	$(4,139,578)
Foreign	(76,759)	(9,369)
Total	$(287,763)	$(4,148,947)

Schedule Of Income Tax Expense

The provision (benefit) for income taxes as shown in the accompanying consolidated statements of income consists of the following:

Years ended December 31,
	2021	2020

Current:		$
Domestic	-	-
Foreign	-	-

Deferred:
Domestic	-	-
Foreign	-	-
Provision for income taxes	$-	$-